Long-Term Debt - Senior Revolving Credit Facility - Additional Information (Detail) - USD ($)			1 Months Ended		9 Months Ended	12 Months Ended
	Jul. 28, 2015	Mar. 31, 2013	Jun. 30, 2013	Mar. 31, 2013	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014	May 19, 2016	Feb. 28, 2014
Revolving Credit Facility | 2nd lien facility
Debt Instrument [Line Items]
Maximum line of credit borrowing capacity			$ 35,000,000						$ 55,000,000
Line of credit expiration date			Sep. 14, 2018
Line of credit facility commitment fee percentage			0.75%
Senior Secured Credit Facility
Debt Instrument [Line Items]
Current line of credit borrowing capacity					$ 2,500,000
Senior Secured Credit Facility | Maximum
Debt Instrument [Line Items]
Commitment fee percentage					0.50%
Citibank N A | Senior Secured Credit Facility
Debt Instrument [Line Items]
Debt instrument expanded borrowing base						$ 180,000,000		$ 120,000,000
Debt instrument maturity date	Oct. 16, 2018
Revolving credit facility						$ 87,000,000
Citibank N A | Senior Secured Credit Facility | LIBOR
Debt Instrument [Line Items]
Debt instrument basis spread on variable rate	0.25%
Wells Fargo Led Facility
Debt Instrument [Line Items]
Debt instrument face amount	$ 400,000,000
Wells Fargo Led Facility | Revolving Credit Facility
Debt Instrument [Line Items]
Maximum line of credit borrowing capacity		$ 400,000,000		$ 400,000,000
Current line of credit borrowing capacity		$ 105,000,000		$ 105,000,000			$ 150,000,000
Line of credit borrowing payment terms						The borrowing base shall be re-determined semi-annually based on the credit agreement, and such re-determined borrowing base shall become effective and applicable on April 1 and October 1 of each year commencing October 1, 2013
Line of credit expiration date				Mar. 14, 2018
Revolving credit facility							$ 49,000,000
Wells Fargo Led Facility | Letter of Credit | Revolving Credit Facility
Debt Instrument [Line Items]
Current line of credit borrowing capacity						$ 2,500,000
Commitment fee percentage						0.50%
Wells Fargo Led Facility | Maximum | Letter of Credit | Revolving Credit Facility
Debt Instrument [Line Items]
Lien percentage of assets for credit facility						80.00%
Wells Fargo Led Facility | LIBOR | Letter of Credit | Revolving Credit Facility
Debt Instrument [Line Items]
Debt instrument basis spread on variable rate		1.00%
Margin of loans, minimum		1.00%
Margin of loans, maximum		2.00%
Wells Fargo Led Facility | Federal Funds Effective Rate | Letter of Credit | Revolving Credit Facility
Debt Instrument [Line Items]
Debt instrument basis spread on variable rate		0.50%
Wells Fargo Led Facility | ABR | Letter of Credit | Revolving Credit Facility
Debt Instrument [Line Items]
Margin of loans, minimum		2.00%
Margin of loans, maximum		3.00%
LRAI | Senior Secured Credit Facility | Maximum
Debt Instrument [Line Items]
Lien percentage of assets for credit facility					80.00%
LRAI | Senior Secured Credit Facility | LIBOR
Debt Instrument [Line Items]
Debt instrument basis spread on variable rate	1.00%
Margin of loans, minimum	1.75%
Margin of loans, maximum	2.75%
LRAI | Senior Secured Credit Facility | Federal Funds Effective Rate
Debt Instrument [Line Items]
Debt instrument basis spread on variable rate	0.50%
LRAI | Senior Secured Credit Facility | ABR
Debt Instrument [Line Items]
Margin of loans, minimum	0.75%
Margin of loans, maximum	1.75%
LRAI | Citibank N A | Senior Secured Credit Facility
Debt Instrument [Line Items]
Debt instrument face amount	$ 500,000,000